Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

A) Results of Operations – Segment and Operational Information

	Oil Sands			Deep Basin			Refining and Marketing
For the years ended December 31,	2017	2016	2015	2017	2016	2015	2017	2016	2015

Revenues
Gross Sales	7,362	2,929	3,030	555	-	-	9,852	8,439	8,805
Less: Royalties	230	9	29	41	-	-	-	-	-
	7,132	2,920	3,001	514	-	-	9,852	8,439	8,805
Expenses
Purchased Product	-	-	-	-	-	-	8,476	7,325	7,709
Transportation and Blending	3,704	1,721	1,815	56	-	-	-	-	-
Operating	934	501	531	250	-	-	772	742	754
Production and Mineral Taxes	-	-	-	1	-	-	-	-	-
(Gain) Loss on Risk Management	307	(179)	(404)	-	-	-	6	26	(43)
Operating Margin	2,187	877	1,059	207	-	-	598	346	385
Depreciation, Depletion and Amortization	1,230	655	697	331	-	-	215	211	191
Exploration Expense	888	2	67	-	-	-	-	-	-
Segment Income (Loss)	69	220	295	(124)	-	-	383	135	194

	Corporate and Eliminations			Consolidated
For the years ended December 31,	2017	2016	2015 (1)	2017	2016	2015

Revenues
Gross Sales	(455)	(353)	(276)	17,314	11,015	11,559
Less: Royalties	-	-	1	271	9	30
	(455)	(353)	(277)	17,043	11,006	11,529
Expenses
Purchased Product	(443)	(347)	(335)	8,033	6,978	7,374
Transportation and Blending	(12)	(6)	(1)	3,748	1,715	1,814
Operating	(7)	(4)	(4)	1,949	1,239	1,281
Production and Mineral Taxes	-	-	1	1	-	1
(Gain) Loss on Risk Management	583	554	195	896	401	(252)
Depreciation, Depletion and Amortization	62	65	105	1,838	931	993
Exploration Expense	-	-	-	888	2	67
Segment Income (Loss)	(638)	(615)	(238)	(310)	(260)	251
General and Administrative	308	326	335	308	326	335
Finance Costs	645	390	381	645	390	381
Interest Income	(62)	(52)	(28)	(62)	(52)	(28)
Foreign Exchange (Gain) Loss, Net	(812)	(198)	1,036	(812)	(198)	1,036
Revaluation (Gain)	(2,555)	-	-	(2,555)	-	-
Transaction Costs	56	-	-	56	-	-
Re-measurement of Contingent Payment	(138)	-	-	(138)	-	-
Research Costs	36	36	27	36	36	27
(Gain) Loss on Divestiture of Assets	1	6	(2,392)	1	6	(2,392)
Other (Income) Loss, Net	(5)	34	2	(5)	34	2
	(2,526)	542	(639)	(2,526)	542	(639)
Earnings (Loss) From Continuing Operations Before Income Tax				2,216	(802)	890
Income Tax Expense (Recovery)				(52)	(343)	(24)
Net Earnings (Loss) From Continuing Operations				2,268	(459)	914
(1)

The complete results for the 2017 and 2016 Conventional segment have been classified as a discontinued operation. For the 2015 comparative period, the results of operations for certain Conventional segment royalty interest assets disposed of in 2015 have been included in the Corporate and Eliminations segment due to their immaterial nature. The results of operations are as follows: revenues – $60 million, expenses – $5 million, operating margin – $55 million, depreciation, depletion and amortization – $27 million and segment income – $28 million.

Schedule of Revenues by Product

B) Revenues by Product

For the years ended December 31,	2017	2016	2015

Upstream
Crude Oil	7,184	2,902	2,971
Natural Gas (1)	235	16	22
NGLs	184	-	-
Other	43	2	8
Refining and Marketing	9,852	8,439	8,805
Corporate and Eliminations	(455)	(353)	(277)
Revenues From Continuing Operations	17,043	11,006	11,529
(1)	In 2017, approximately 14 percent of the natural gas produced by Cenovus’s Deep Basin Assets was sold to ConocoPhillips resulting in gross sales of $32 million.

Schedule of Geographical Information

C) Geographical Information

	Revenues
For the years ended December 31,	2017	2016	2015

Canada	9,723	4,978	4,729
United States	7,320	6,028	6,800
Consolidated	17,043	11,006	11,529

	Non-Current Assets (1)
As at December 31,	2017	2016

Canada (2)	31,756	14,130
United States	3,856	4,179
Consolidated	35,612	18,309

(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), goodwill and other assets.
(2)

Certain crude oil and natural gas properties of the Conventional and Deep Basin segments, which reside in Canada, have been reclassified as held for sale in 2017 in current assets. 2016 includes $3.1 billion related to the Conventional segment.

Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

D) Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

	E&E		PP&E		Goodwill		Total Assets
As at December 31,	2017	2016	2017	2016	2017	2016	2017	2016

Oil Sands	617	1,564	22,320	8,798	2,272	242	26,799	11,112
Deep Basin	3,056	-	3,019	-	-	-	6,694	-
Conventional	-	21	-	3,080	-	-	644	3,196
Refining and Marketing	-	-	3,967	4,273	-	-	5,432	6,613
Corporate and Eliminations	-	-	290	275	-	-	1,364	4,337
Consolidated	3,673	1,585	29,596	16,426	2,272	242	40,933	25,258

Schedule of Capital Expenditures

E) Capital Expenditures (1)

For the years ended December 31,	2017	2016	2015

Capital
Oil Sands	973	604	1,185
Deep Basin	225	-	-
Conventional	206	171	244
Refining and Marketing	180	220	248
Corporate	77	31	37
Capital Investment	1,661	1,026	1,714

Acquisition Capital
Oil Sands (2)	11,614	11	3
Deep Basin	6,774	-	-
Conventional	-	-	1
Refining and Marketing	-	-	83
Total Capital Expenditures	20,049	1,037	1,801
(1)	Includes expenditures on PP&E, E&E assets and assets held for sale.
(2)

In connection with the Acquisition discussed in Note 5, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and re-acquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”), which is not reflected in the table above. The carrying value of the pre-existing interest was $9,081 million and the estimated fair value was $11,605 million as at May 17, 2017.